Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Communication Services - 8.4%
856	Alphabet, Inc. - Class A (a)	$1,501,766
61,648	AMC Networks, Inc. - Class A (a) (b)	2,032,535
50,060	AT&T, Inc.	1,439,225
150,286	CenturyLink, Inc. (b)	1,570,489
2,649	Charter Communications, Inc. - Class A (a) (b)	1,727,121
39,293	Cinemark Holdings, Inc. (b)	607,077
34,395	Comcast Corporation - Class A (b)	1,728,005
11,028	Electronic Arts, Inc. (a) (b)	1,408,827
57,743	Fox Corporation - Class A (b)	1,665,308
82,684	Liberty Latin America Ltd. - Class C (a)	935,156
108,771	Lions Gate Entertainment Corporation - Class A (a) (b)	1,059,430
12,722	Madison Square Garden Entertainment Corporation (a)	966,999
116,938	News Corporation - Class A	2,063,956
27,192	Omnicom Group, Inc. (b)	1,713,096
61,877	Telephone & Data Systems, Inc.	1,174,425
80,733	The Interpublic Group of Companies, Inc. (b)	1,798,731
14,223	T-Mobile US, Inc. (a)	1,890,806
13,527	United States Cellular Corporation (a)	424,071
25,857	Verizon Communications, Inc.	1,562,021
63,085	Yelp, Inc. (a)	2,014,935
		29,283,979
	Consumer Discretionary - 15.0%
36,507	Adtalem Global Education, Inc. (a) (b)	1,045,195
14,354	Asbury Automotive Group, Inc. (a) (b)	1,618,701
27,245	AutoNation, Inc. (a) (b)	1,669,846
36,616	Big Lots, Inc. (b)	1,891,949
38,604	BorgWarner, Inc. (b)	1,499,765
37,391	Cooper Tire & Rubber Company (b)	1,485,544
56,496	General Motors Company	2,476,785
16,553	Group 1 Automotive, Inc. (b)	1,966,662
38,557	Hanesbrands, Inc. (b)	547,509
22,745	John Wiley & Sons, Inc. - Class A	785,612
44,196	KB Home	1,555,699
33,305	Kohl's Corporation (b)	1,072,421
29,570	La-Z-Boy, Inc.	1,095,273
12,736	Lear Corporation (b)	1,820,611
21,120	Lennar Corporation - Class A (b)	1,602,163
6,667	Lithia Motors, Inc. - Class A (b)	1,928,763
54,063	LKQ Corporation (a)	1,904,099
15,193	Meritage Homes Corporation (a)	1,369,649
17,811	Mohawk Industries, Inc. (a)	2,241,158
11,162	Murphy USA, Inc.	1,430,968
104,525	Norwegian Cruise Line Holdings Ltd. (a) (b)	2,390,487
68,966	Perdoceo Education Corporation (a) (b)	782,075
34,177	PulteGroup, Inc.	1,491,143
44,893	Rent-A-Center, Inc.	1,518,281
12,315	Target Corporation	2,210,912
213,670	The Michaels Company, Inc. (a) (b)	2,113,196
67,161	The ODP Corporation (b)	1,925,506
11,966	TopBuild Corporation (a)	2,084,836
88,524	TRI Pointe Group, Inc. (a)	1,547,400
61,533	Urban Outfitters, Inc. (a) (b)	1,684,774
9,343	Whirlpool Corporation (b)	1,818,241
17,798	Williams-Sonoma, Inc. (b)	1,948,347
		52,523,570
	Consumer Staples - 7.8%
35,996	BJ's Wholesale Club Holdings, Inc. (a) (b)	1,475,476
9,125	Casey's General Stores, Inc. (b)	1,657,830
54,826	Darling Ingredients, Inc. (a)	2,646,999
50,570	Edgewell Personal Care Company (a)	1,757,308
17,027	Fresh Del Monte Produce, Inc.	432,316
22,498	General Mills, Inc.	1,368,328
16,902	Ingredion, Inc. (b)	1,303,989
40,921	Molson Coors Brewing Company - Class B (b)	1,882,366
34,240	Nu Skin Enterprises, Inc.	1,763,702
61,749	Pilgrim's Pride Corporation (a)	1,166,439
13,978	PriceSmart, Inc.	1,136,132
55,007	Sprouts Farmers Market, Inc. (a) (b)	1,164,498
13,600	The JM Smucker Company (b)	1,593,920
42,188	The Kroger Company (b)	1,392,204
24,471	Tyson Foods, Inc. - Class A	1,595,509
73,798	United Natural Foods, Inc. (a) (b)	1,273,016
13,597	Universal Corporation	618,800
18,396	USANA Health Sciences, Inc. (a)	1,383,011
11,284	Walmart, Inc.	1,724,082
		27,335,925
	Energy - 3.2%
81,351	Cabot Oil & Gas Corporation (b)	1,425,270
16,678	Chevron Corporation	1,453,988
38,152	ConocoPhillips (b)	1,509,293
107,549	EQT Corporation (b)	1,600,329
39,220	HollyFrontier Corporation	917,356
57,875	Marathon Oil Corporation (b)	342,620
242,267	Range Resources Corporation (b)	1,768,549
668,053	Southwestern Energy Company (a) (b)	2,077,645
		11,095,050
	Financials - 12.2%
21,348	Affiliated Managers Group, Inc. (b)	1,859,838
10,247	Aflac, Inc.	450,151
9,648	Ameriprise Financial, Inc. (b)	1,787,196
14,337	Assurant, Inc.	1,851,193
98,636	CNO Financial Group, Inc. (b)	2,098,974
46,242	Federated Hermes, Inc.	1,241,135
28,395	First American Financial Corporation	1,375,454
16,929	Globe Life, Inc.	1,576,090
29,105	Green Dot Corporation (a) (b)	1,558,864
92,276	Jefferies Financial Group, Inc.	2,097,434
19,427	LPL Financial Holdings, Inc.	1,763,389
27,384	Mercury General Corporation	1,217,766
39,538	Metlife, Inc. (b)	1,825,469
76,205	Old Republic International Corporation	1,365,594
36,639	OneMain Holdings, Inc.	1,428,555
11,363	Reinsurance Group of America, Inc.	1,309,927
32,488	Stifel Financial Corporation (b)	2,251,418
64,400	Synchrony Financial	1,962,268
16,111	The Allstate Corporation	1,648,961
12,774	The Hanover Insurance Group, Inc.	1,435,159
36,744	The Hartford Financial Services Group, Inc.	1,624,085
17,002	The Progressive Corporation	1,481,044
12,922	The Travelers Companies, Inc.	1,675,337
49,076	Unum Group	1,090,959
30,405	Voya Financial, Inc. (b)	1,752,240
101,383	Waddell & Reed Financial, Inc. (b)	1,668,764
17,385	Walker & Dunlop, Inc.	1,390,974
		42,788,238
	Health Care - 10.9%
15,369	AbbVie, Inc.	1,607,290
14,125	Alexion Pharmaceuticals, Inc. (a)	1,724,804
14,554	AmerisourceBergen Corporation	1,500,663
5,826	Amgen, Inc.	1,293,605
5,607	Anthem, Inc.	1,746,693
5,302	Biogen, Inc. (a)	1,273,381
26,271	Cardinal Health, Inc.	1,434,134
8,564	Cigna Corporation	1,791,075
23,490	CVS Health Corporation	1,592,387
16,891	DaVita, Inc. (a)	1,855,476
20,159	Gilead Sciences, Inc.	1,223,047
11,992	HCA Healthcare, Inc.	1,800,119
22,553	Henry Schein, Inc. (a)	1,450,384
3,842	Humana, Inc.	1,538,798
7,563	Laboratory Corporation of America Holdings (a)	1,511,390
10,910	Magellan Health, Inc. (a)	862,436
9,659	McKesson Corporation (b)	1,737,751
66,554	MEDNAX, Inc. (a) (b)	1,345,056
18,649	Merck & Company, Inc.	1,499,193
8,189	Molina Healthcare, Inc. (a) (b)	1,671,621
59,265	Patterson Companies, Inc. (b)	1,645,196
38,085	Pfizer, Inc.	1,459,036
38,835	Prestige Consumer Healthcare, Inc. (a) (b)	1,381,361
12,037	Quest Diagnostics, Inc.	1,492,347
9,931	Supernus Pharmaceuticals, Inc. (a) (b)	211,530
4,957	UnitedHealth Group, Inc.	1,667,237
		38,316,010
	Industrials - 10.2%
22,584	Arcosa, Inc.	1,171,884
26,525	BMC Stock Holdings, Inc. (a) (b)	1,298,133
66,501	Builders FirstSource, Inc. (a) (b)	2,487,802
7,794	Cummins, Inc.	1,801,739
19,664	EMCOR Group, Inc.	1,694,643
37,287	GMS, Inc. (a)	1,164,473
24,235	Hub Group, Inc. - Class A (a)	1,323,716
34,376	Knight-Swift Transportation Holdings, Inc. (b)	1,419,385
20,987	ManpowerGroup, Inc.	1,818,524
30,181	MasTec, Inc. (a) (b)	1,711,564
18,726	Oshkosh Corporation (b)	1,507,443
24,846	Owens Corning	1,810,528
17,392	PACCAR, Inc. (b)	1,514,148
37,600	Quanta Services, Inc.	2,569,584
16,222	Regal Beloit Corporation	1,931,067
10,502	Saia, Inc. (a) (b)	1,833,019
55,514	Schneider National, Inc. - Class B	1,160,243
23,098	SkyWest, Inc.	991,597
26,329	UFP Industries, Inc.	1,412,551
7,890	UniFirst Corporation	1,458,703
9,598	United Rentals, Inc. (a)	2,178,554
34,888	Werner Enterprises, Inc.	1,395,171
		35,654,471
	Information Technology - 22.7%
35,280	Alliance Data Systems Corporation	2,580,379
24,763	Amdocs Ltd.	1,629,653
87,265	Amkor Technology, Inc. (a)	1,286,286
22,182	Arrow Electronics, Inc. (a) (b)	2,032,980
57,012	Avnet, Inc.	1,730,314
26,157	Belden, Inc. (b)	1,006,521
6,617	CACI International, Inc. (a)	1,570,148
39,579	Cardtronics PLC (a) (b)	960,978
37,896	Cerence, Inc. (a) (b)	3,439,062
25,808	Ciena Corporation (a)	1,156,199
6,444	Cirrus Logic, Inc. (a) (b)	516,164
32,115	Cisco Systems, Inc.	1,381,587
23,728	Cognizant Technology Solutions Corporation	1,853,869
49,151	Corning, Inc. (b)	1,839,231
13,674	CSG Systems International, Inc.	593,178
25,038	Dell Technologies, Inc. - Class C (a)	1,728,373
20,803	Diodes, Inc. (a)	1,413,772
31,615	EchoStar Corporation - Class A (a)	751,489
25,179	First Solar, Inc. (a) (b)	2,352,474
38,555	FormFactor, Inc. (a)	1,580,755
156,785	Hewlett Packard Enterprise Company	1,730,906
88,998	HP, Inc.	1,951,726
30,187	Intel Corporation	1,459,542
11,940	International Business Machines Corporation (b)	1,474,829
45,424	Jabil, Inc.	1,736,105
61,267	Juniper Networks, Inc. (b)	1,333,783
67,530	KBR, Inc.	1,875,308
16,482	Leidos Holdings, Inc.	1,659,737
16,428	ManTech International Corporation - Class A	1,264,463
20,431	MAXIMUS, Inc.	1,467,150
29,671	Micron Technology, Inc. (a)	1,901,614
34,603	NetApp, Inc.	1,844,686
43,243	NETGEAR, Inc. (a)	1,375,560
35,986	NetScout Systems, Inc. (a)	842,792
56,922	Nuance Communications, Inc. (a)	2,455,046
9,502	OSI Systems, Inc. (a) (b)	837,126
59,664	Perspecta, Inc.	1,337,667
20,684	Plexus Corporation (a) (b)	1,545,302
13,107	Qorvo, Inc. (a)	2,053,605
16,434	QUALCOMM, Inc.	2,418,592
45,293	Sanmina Corporation (a) (b)	1,440,997
18,920	Sykes Enterprises, Inc. (a)	711,960
19,156	Synaptics, Inc. (a) (b)	1,489,762
12,529	SYNNEX Corporation	2,008,524
17,083	Teradyne, Inc. (b)	1,884,938
86,700	TTM Technologies, Inc. (a) (b)	1,132,302
66,177	Western Union Company	1,492,953
98,815	Xerox Holdings Corporation	2,163,060
57,715	Xperi Holding Corporation (b)	1,101,202
5,483	Zebra Technologies Corporation (a) (b)	2,074,877
		79,469,526
	Materials - 3.5%
29,524	Boise Cascade Company	1,276,913
74,838	Commercial Metals Company	1,490,024
48,106	Domtar Corporation	1,447,991
5,294	Eastman Chemical Company	515,636
34,951	Nucor Corporation	1,876,869
14,828	Reliance Steel & Aluminum Company	1,746,738
55,614	Steel Dynamics, Inc.	2,013,783
43,752	WestRock Company (b)	1,846,772
		12,214,726
	Real Estate - 3.2%
110,112	Apple Hospitality REIT, Inc.	1,460,085
36,276	CBRE Group, Inc. (a)	2,217,915
104,437	CoreCivic, Inc. (b)	740,458
46,622	Equity Commonwealth	1,235,949
96,232	Host Hotels & Resorts, Inc. (b)	1,350,135
5,431	Lexington Realty Trust	55,451
162,035	Realogy Holdings Corporation (a)	1,994,651
131,487	Sunstone Hotel Investors, Inc. (b)	1,380,613
59,325	Xenia Hotels & Resorts, Inc. (b)	835,889
		11,271,146
	Utilities - 2.7%
7,567	Avangrid, Inc.	352,168
39,143	Exelon Corporation	1,607,603
35,529	Hawaiian Electric Industries, Inc. (b)	1,273,004
30,743	MDU Resources Group, Inc.	766,730
35,852	National Fuel Gas Company	1,476,027
44,049	NRG Energy, Inc.	1,442,605
28,629	Portland General Electric Company	1,184,668
81,622	Vistra Energy Corporation	1,524,699
		9,627,504
	TOTAL COMMON STOCKS (Cost $314,341,072)	349,580,145

SHORT-TERM INVESTMENTS - 0.1%
	Money Market Deposit Account - 0.1%
301,010	U.S. Bank Money Market Deposit Account, 0.020% (c)	301,010
	TOTAL SHORT-TERM INVESTMENTS (Cost $301,010)	301,010

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.6%
	Private Funds - 30.6%
107,204,593	Mount Vernon Liquid Assets Portfolio, LLC, 0.150% (d)	107,204,593
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 107,204,593)	107,204,593
	TOTAL INVESTMENTS - 130.5% (Cost $421,846,675)	457,085,748
	Liabilities in Excess of Other Assets - (30.5)%	(106,876,328)
	NET ASSETS - 100.0%	$350,209,420

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $102,434,515 or 29.2% of net assets.
(c)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2020.

(d)	Annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$349,580,145	$-	$-	$349,580,145
Short-Term Investments	301,010	-	-	301,010
Investments Purchased with Proceeds from Securities Lending	-	107,204,593	-	107,204,593
Total Investments in Securities	$349,881,155	$107,204,593	$-	$457,085,748

^See Schedule of Investments for sector breakouts.
For the period ended November 30, 2020, the Fund did not recognize any transfers into or out of Level 3.